Discontinued Operations (Tables) (Allied Integral United Inc)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations Gain (loss) on Sale of Assets
	Commercial Property #1	Hotel Property	Parcel - Commercial Property #2	Total 2020
Contract sales price	$13,300,000	$2,500,000	$700,000	$16,500,000
Fees	(1,461,312)	(134,043)	-	(1,595,355)
Seller buildout obligation	(856,085)	-	-	(856,085)
Net book value of assets	6,425,983	1,981,889	622,466	9,030,338
Gain/(loss) on sale of assets	$4,556,620	$384,068	$77,534	$5,018,222

	Commercial Property #1	Hotel Property	Parcel - Commercial Property #2	Total 2020
Contract sales price	$13,300,000	$2,500,000	$700,000	$16,500,000
Fees	(1,461,312)	(134,043)	-	(1,595,355)
Seller buildout obligation	(856,085)	-	-	(856,085)
Net book value of assets	6,425,983	1,981,889	622,466	9,030,338
Gain/(loss) on sale of assets	$4,556,620	$384,068	$77,534	$5,018,222

Schedule of Discontinued Operations Profit and Loss Impact

These amounts are included in the Company’s consolidated statement of operations in the income (loss) from discontinued operations, net of tax.

	Real Estate Property #1	Real Estate Property #2	Commercial Property #1	Total 2019
Contract Sales Price	$7,000,000	$4,800,000	$3,500,000	$15,300,000
Net Book Value of Assets	5,215,542	4,971,062	2,466,551	12,653,155
Gain/(Loss) on Sale of Assets	1,784,458	(171,062)	1,033,449	2,646,845
Loss on Extinguishment of Debt	(446,064)	-	(159,596)	(605,660)
Total P&L Impact	$1,338,394	$(171,062)	$873,853	$2,041,185

Schedule of Discontinued Operations Consolidated Balance Sheets
	As of March 31, 2021	As of December 31, 2020

ASSETS
Current assets:
Cash and cash equivalents	$206,539	$343,044
Restricted cash	-	8,201
Accounts receivable	100	18,421
Prepaid expenses	77,204	23,641
Total current assets	283,843	393,307

Investments in non-consolidated entities	77,056	77,056
Note receivables	6,323	6,323
Real estate, property and equipment, net	5,362,836	8,312,836
Total long-term assets held for sale	5,446,214	8,396,215
TOTAL ASSETS	$5,730,058	$8,789,522

LIABILITIES
Current liabilities:
Accounts payable	$699	$66,650
Accrued expenses	855,392	1,031,583
Accrued interest	133,171	133,171
Current portion of long-term debt	1,758,223	4,107,599
Total current liabilities	2,747,485	5,339,003

Long-term liabilities:
Note payable	530,596	784,945
Long-term debt, less current portion	4,883,682	5,121,760
Total long-term liabilities held for sale	5,414,278	5,906,705
TOTAL LIABILITIES	$8,161,763	$11,245,708

	December 31, 2020	December 31, 2019

ASSETS
Current assets:
Cash and cash equivalents	$343,044	$570,284
Restricted cash	8,201	1,477,871
Accounts receivable	18,421	53,934
Prepaid expenses	23,641	54,665
Total current assets	393,307	2,156,754

Investments in non-consolidated entities	77,056	77,057
Note Receivables	6,323	6,323
Real estate, property and equipment, net	8,312,836	19,740,288
Other non-current assets	-	319,000
Total long-term assets held for sale	8,396,215	20,142,668
TOTAL ASSETS	$8,789,522	$22,299,422

LIABILITIES
Current liabilities:
Accounts payable	$66,650	$1,757,761
Accrued expenses	1,031,583	1,752,400
Accrued interest	133,171	26,625
Current portion of long-term debt	4,107,599	3,166,978
Other current liabilities	-	85,695
Total current liabilities	5,339,003	6,789,459

Long-term liabilities:
Note payable	785,044	1,326,144
Deferred loan fees, net of amortization	-	(4,952)
Long-term debt, less current portion	5,121,760	16,242,029
Total long-term liabilities held for sale	5,906,804	17,563,222
TOTAL LIABILITIES	$11,245,807	$24,352,680

Schedule of Discontinued Operations Consolidated Income Statement
	For the three months ended
	March 31, 2021	March 31, 2020
Revenues
Hotel room and other revenue	$-	$377,073
Commercial property rental revenue	20,867	195,159
Total revenues, net	20,867	572,232

Costs and expenses
Operating expenses	43,328	376,244
General and administrative expenses	268,646	800,477
Total operating expenses	311,974	1,176,721

(Loss) income from operations	(291,107)	(604,489)

Other (income) expenses
Interest expense	23,825	312,346
Gain/(loss) on disposal of assets	15,000	(5,018,222)
Other expenses	(17,920)	242,682
Total (income)/loss	20,905	(4,463,194)

Net income/ (loss)	$(312,011)	$3,858,705

	December 31, 2020	December 31, 2019
Revenues
Hotel room and other revenue	$353,437	$3,367,517
Commercial property rental revenue	220,388	2,306,509
Total revenues, net	573,825	5,674,026

Costs and expenses
Operating expenses	598,995	3,770,306
Impairment	2,397,114	-
General and administrative expenses	1,487,515	1,565,391
Total operating expenses	4,483,624	5,335,697

(Loss) income from operations	(3,909,799)	338,329

Other (income) expenses
Interest expense	696,431	1,825,796
Gain on disposal of assets	(5,018,222)	(2,646,845)
Equity income from investees, net of applicable taxes	(402,976)	(1,228,133)
Loss on debt extinguishment	-	605,660
Other expenses	(300,572)	-
Total income	(5,025,340)	(1,443,521)

Net income	$1,115,540	$1,781,851